Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CHOP
Entity Registrant Name	CHINA GERUI ADVANCED MATERIALS GROUP LTD
Entity Central Index Key	0001449801
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	58,311,076

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 246,600,917	$ 119,477,298
Restricted cash	118,130,253	66,530,303
Accounts receivable, net	6,382,630	4,087,086
Notes receivable	568,328
Inventories	24,463,142	7,002,277
Prepaid purchases	45,805,423	27,772,852
Prepaid expenses and other deposits	385,131	976,828
Other receivables	2,850,601	2,068,082
Total current assets	445,186,425	227,914,726
Non-current assets
Property, plant and equipment, net	122,695,246	85,489,849
Land use right, net	13,807,056	13,455,218
Deposit on acquisition of future land use right	12,710,719	2,143,939
Other receivable	3,499,083
Certificates of deposit	3,177,679
Total non-current assets	155,889,783	101,089,006
Total assets	601,076,208	329,003,732
Current Liabilities
Accounts payable	8,074,432	2,650,689
Notes payable	204,880,916	86,227,272
Term loans	44,169,751	44,090,909
Land use right payable	1,404,926	10,203,404
Income tax payable	5,458,482	4,151,665
Customers deposits	23,383,849	9,686,444
Accrued liabilities and other payables	15,276,016	4,181,347
Total current liabilities	302,648,372	161,191,730
Total liabilities	302,648,372	161,191,730
Common stock,
Common stock, 100,000,000 shares authorized with no par value; 59,428,578 and 46,139,053 shares issued, 58,251,680 and 46,139,053 shares outstanding as of December 31, 2011 and December 31, 2010, respectively	140,418,118	73,944,243
Additional paid-in capital	6,930,944	6,930,944
Treasury stock, at cost, 1,176,898 shares, as of December 31, 2011, none as of December 31, 2010	(4,516,744)
Retained earnings	137,142,958	79,522,406
Accumulated comprehensive income	18,452,560	7,414,409
Total stockholders' equity	298,427,836	167,812,002
Total liabilities and stockholders' equity	$ 601,076,208	$ 329,003,732

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	100,000,000	100,000,000
Common stock, no par value
Common stock, shares issued	59,428,578	46,139,053
Common stock, shares outstanding	58,251,680	46,139,053
Treasury stock, shares	1,176,898

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 341,778,295	$ 253,866,337	$ 218,902,632
Cost of revenue	(240,199,678)	(177,869,648)	(153,095,354)
Gross Profit	101,578,617	75,996,689	65,807,278
Operating expenses:
General and administrative expenses	(10,707,418)	(7,795,722)	(4,573,512)
Selling and marketing expenses	(1,634,232)	(1,251,091)	(919,049)
Warrant compensation expenses	(5,700,000)
Total operating expenses	(18,041,650)	(9,046,813)	(5,492,561)
Operating income	83,536,967	66,949,876	60,314,717
Other income and (expense):
Interest income	1,913,091	1,087,178	829,056
Interest expenses	(6,470,126)	(5,286,727)	(3,237,757)
Sundry income	602,247	270,240	293,831
Income before income taxes	79,582,179	63,020,567	58,199,847
Income tax expense	(21,961,627)	(15,937,143)	(14,751,569)
Net income	$ 57,620,552	$ 47,083,424	$ 43,448,278
Earnings per share
- Basic	$ 1.02	$ 1.07	$ 1.29
- Diluted	$ 1.02	$ 1.01	$ 1.15
Weighted average common shares outstanding
- Basic	56,297,652	43,891,670	33,751,844
- Diluted	56,297,652	46,655,721	37,675,479

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 57,620,552	$ 47,083,424	$ 43,448,278
Other comprehensive income
Foreign currency translation gain	11,038,151	5,003,108	7,754
Total comprehensive income	$ 68,658,703	$ 52,086,532	$ 43,456,032

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Restructuring Program	Public Offering	Third Party Allotment	Private Placement	Common Stock	Common Stock Restructuring Program	Common Stock Earnout Agreement	Common Stock Public Offering	Common Stock Third Party Allotment	Common Stock Private Placement	Treasury Stock	Additional Paid-in Capital	Subscription receivable	Accumulated Comprehensive Income	Retained Earnings	Retained Earnings Earnout Agreement
Beginning Balance at Dec. 31, 2008	$ 12,540,408					$ 300							$ 6,930,944	$ (4,310,087)	$ 2,403,547	$ 7,515,704
Beginning Balance (in shares) at Dec. 31, 2008						30,000,000
Net income	43,448,278															43,448,278
Foreign currency translation gain	7,754														7,754
Subscription receivable settlement	4,310,087													4,310,087
Shares issued for warrant conversion (in shares)						76,600
Shares issued for warrant conversion	383,000					383,000
Shares issued (in shares)							2,245,723	2,850,000	4,800,000	720,000
Shares issued		1,955,386	21,085,944	3,312,000			1,955,386	18,525,000	21,085,944	3,312,000							(18,525,000)
Ending Balance at Dec. 31, 2009	87,042,857					45,261,630							6,930,944		2,411,301	32,438,982
Ending Balance (in shares) at Dec. 31, 2009						40,692,323
Net income	47,083,424															47,083,424
Foreign currency translation gain	5,003,108														5,003,108
Shares issued for warrant conversion (in shares)						2,142,959
Shares issued for warrant conversion	10,714,795					10,714,795
Shares issued (in shares)											3,303,771
Shares issued					17,967,818						17,967,818
Ending Balance at Dec. 31, 2010	167,812,002					73,944,243							6,930,944		7,414,409	79,522,406
Ending Balance (in shares) at Dec. 31, 2010						46,139,053
Net income	57,620,552															57,620,552
Foreign currency translation gain	11,038,151														11,038,151
Shares issued for warrant conversion (in shares)						13,294,775
Shares issued for warrant conversion	66,473,875					66,473,875
Adjustment from separation and creation of units						(5,250)
Purchase of treasury stock (in shares)												(1,176,898)
Purchase of treasury stock	(4,516,744)											(4,516,744)
Ending Balance at Dec. 31, 2011	$ 298,427,836					$ 140,418,118						$ (4,516,744)	$ 6,930,944		$ 18,452,560	$ 137,142,958
Ending Balance (in shares) at Dec. 31, 2011						59,428,578						(1,176,898)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2009 Public Offering	Dec. 31, 2009 Third Party Allotment	Dec. 31, 2010 Private Placement
Issuance of shares, expenses	$ 2,914,056	$ 288,000	$ 863,676

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 57,620,552	$ 47,083,424	$ 43,448,278
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	7,994,638	3,149,314	2,792,547
Loss on disposal of property, plant and equipment	12,726
Warrant compensation expense	5,700,000
Amortization of land use right	322,638	259,438	30,827
Changes in assets and liabilities:
Accounts receivable, net	(2,046,819)	721,098	5,496,540
Notes receivable, net	(554,789)
Inventories	(16,712,453)	(1,043,397)	(2,404,567)
Prepaid expenses and other deposits	621,611	(914,841)	(37,772)
Prepaid purchases	(16,284,440)	(11,361,129)	(5,514,883)
Other receivables	(697,676)	224,051	(1,026,036)
Accounts payable	5,168,689	(4,967,264)	2,278,603
Income tax payable	1,078,582	334,361	1,628,627
Customers deposit	12,911,217	1,539,833	(9,338,097)
Accrued liabilities and other payables	1,113,651	1,452,762	(3,565,821)
Net cash provided by operating activities	56,248,127	36,477,650	33,788,246
Cash flows from investing activities:
Cash paid for property, plant and equipment	(29,816,858)	(65,063,864)	(5,213,329)
Proceeds from disposal of property, plant and equipment	9,655
Payment of purchases of land use right	(9,073,284)	(1,903,656)	(14,648)
Cash deposit - potential business initiative program - related party	(5,000,000)
Cash deposit refunded - related party	5,000,000
Advance to unrelated third party	(3,415,724)
Investment in certificates of deposit	(3,101,978)
Changes in restricted cash	(47,212,098)	(29,032,134)	(12,785,820)
Changes in prepaid machinery deposits		13,973,966	(13,336,084)
Net cash used in investing activities	(102,823,548)	(84,118,759)	(31,349,881)
Cash flows from financing activities:
Repayment of term loans	(45,831,718)	(45,984,848)	(37,269,379)
Proceeds from term loans	43,815,432	56,093,042	40,574,191
Proceeds from notes payable, net	111,733,230	45,213,650	14,102,666
Proceeds received from common stock issued and warrant conversion, net		28,682,613	26,736,329
Proceeds received from exercise of warrants	66,473,875
Warrant compensation expense	(5,700,000)
Purchase of treasury stock	(4,516,744)
Repayment of subscription receivable			4,310,087
Land use right payable			(28,521)
Due to former minority shareholders			(4,310,087)
Dividends paid			(9,601,549)
Net cash provided by financing activities	165,974,075	84,004,457	34,513,737
Net increase in cash	119,398,654	36,363,348	36,952,102
Effect on change of exchange rates	7,724,965	3,506,581	32,863
Cash as of January 1	119,477,298	79,607,369	42,622,404
Cash as of December 31	246,600,917	119,477,298	79,607,369
Cash paid during the year for:
Interest paid	6,254,304	3,927,906	3,237,757
Income tax paid	20,883,046	15,738,892	13,122,287
Non-cash paid during the year for:
Dividend paid			18,525,000
Future Period
Cash flows from investing activities:
Payment of purchases of land use right	$ (10,213,261)	$ (2,093,071)

DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

China Gerui Advanced Materials Group Limited ("the Company" or "China Gerui") holdings are comprised of Wealth Rainbow, also a holding company and Henan Green, an operating company and a leading China-based specialty precision cold-rolled steel producer. Through its investment in these entities, the Company manufactures and sells specialty, high-end, high precision, ultra thin, high strength, cold-rolled, narrow and wide strip steel products that are characterized by stringent performance and specification requirements that mandate a high degree of manufacturing and engineering expertise, and are extensively used in the manufacturing industry throughout mainland China. The Company's products are not standardized commodity products, but are tailored to customers' requirements and then incorporated into products they and end-users make for various applications. The Company sells its products to its customers in the People's Republic of China (PRC) in a diverse range of industries, including the food packaging, telecommunication, electrical appliance, and construction materials industries.

The consolidated financial statements include the financial statements of China Gerui and its subsidiaries (together referred to as the "Group"). The Company owns 100% equity interests directly and indirectly, in two subsidiaries, namely Wealth Rainbow and Henan Green. The organization chart of the Group is as follows:

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP). The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Group to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

The consolidated financial statements include all accounts of the Company and its wholly-owned subsidiaries. All material inter-company balances and transactions have been eliminated.

(b)	Foreign currency translation

The Group uses United States dollars (“U.S. Dollar” or “US$” or “$”) for financial reporting purposes. The Company maintains its books and records in its functional currency, U.S. dollars. Each of the Company's subsidiaries, Wealth Rainbow and Henan Green, maintains its books and records in its respective functional currency, Hong Kong dollars (“HK$”) and Chinese Renminbi (“RMB”), being the lawful currency in Hong Kong and the PRC, respectively.

Assets and liabilities of foreign operation are translated at the rate of exchange in effect on the balance sheet date; income and expenses are translated at the average rate of exchange prevailing during the year. The year-end rates for December 31, 2011, 2010 and 2009 of Renminbi to one US dollar were 6.2939, 6.6000 and 6.8270 respectively; average rates for the year-end December 31, 2011, 2010 and 2009 were 6.4475, 6.7604 and 6.8303 respectively. The related translation adjustments are reflected in "Accumulated comprehensive income" in the stockholder's equity section of the balance sheet. As of December 31, 2011, 2010 and 2009, the accumulated foreign currency translation gain was $18,452,560, $7,414,409 and $2,411,301 respectively. Foreign currency gains and losses resulting from transactions are included in earnings.

The year-end rates for December 31, 2011, 2010 and 2009 of Hong Kong dollar to one US dollar were 7.7663, 7.7810 and 7.7543 respectively; average rates for the year-end December 31, 2011, 2010 and 2009 were 7.7793, 7.7700 and 7.7515 respectively.

(c)	Cash

Cash represents cash in banks and cash on hand.

The Group considers all highly liquid investments with original maturities of three months or less to be cash. The Group maintains bank accounts in HKSAR and Mainland China, PRC and the United States.

(d)	Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts sales returns and trade discounts. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management determines the allowance based on historical write-off experience, customer specific facts and economic conditions. The Group has historically been able to collect all of its receivable balances, and accordingly, 10% allowance has been provided for specific doubtful accounts.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure to its customers.

(e)	Notes receivable

As of December 31, 2011, the Company received $568,328 in notes receivable in full payment of outstanding accounts receivable. The notes vary in maturity from six months to one year. All notes are non-interest bearing. In management's opinion, the remaining balance is fully collectible.

(f)	Inventories

Inventories are stated at the lower of cost or market and consist primarily of flat rolled steel. Cost is determined using the weighted average cost method. In the case of work in process and finished goods, such costs comprise of direct materials, direct labor and an appropriate proportion of overheads.

(g)	Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to general and administrative expenses as incurred. Depreciation of property, plant and equipment is computed by the straight-line method over the assets estimated useful lives ranging from five to fifty years. Building improvements, if any, are amortized on a straight-line basis over the estimated useful life.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Construction in progress represents the costs of property, plant and equipment under construction or installation. Depreciation commences when the asset is placed in service. The accumulated costs are reclassified as property, plant and equipment when installation or construction is completed. Government subsidies received reduce the cost of construction.

The estimated useful lives of the assets are as follows:

Estimated Life
Leasehold land improvement	46.5
Buildings	10 - 20
Machinery and equipment	5 - 20
Vehicles	5
Furniture fixtures and office equipment	5

Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred.

(h)	Land use right

Land use right is recorded at cost less accumulated amortization. Land use rights represent the prepayments for the use of the parcels of land in the PRC where the Company’s production facilities located, and are charged to expense over their respective lease periods. According to the laws of the PRC, the government owns all of the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. Land use right is amortized using the straight-line method over the lease term of 43 to 50 years.

(i)	Impairment of long-lived assets

In accordance with FASB ASC Topic 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. If long-lived assets are to be disposed, depreciation is discontinued, if applicable, and the assets are reclassified as held for sale at the lower of their carrying amounts or fair values less costs to sell.

China Gerui has one and only operating entity, i.e., Henan Green, whose sole business is high-end cold-rolled steel processing.  The company produces products by utilizing its facilities and equipment at one location in Zhengzhou, Henan Province, China.  The company offers chromium-plating as value-add service to its customers but chromium-plating is an integral part of the whole production process of the Company rather than a stand-alone service.  As a result, the Group determined that the impairment review is appropriately evaluated at the entity level.  Based on the Group’s assessment, no impairment was recognized as of December 31, 2011 and 2010.

(j)	Fair value measurements

FASB ASC Topic 820, “Fair Value Measurement and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 -	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 -	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group’s financial instruments consist principally of cash, accounts receivables, accounts payable, land use right payable, term loans, notes payables and accrued liabilities. None of which are held for trading purposes. Pursuant to ASC 820, the fair value of the Group's cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Group believes that the carrying amounts of all of the Group's other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(k)	Revenue recognition

The Group generates revenue primarily from sales of steel mill flat-rolled products.

The Group recognizes its revenue upon the transfer of finished products to customers upon shipment from the Group's facilities. The Group sets the final price for a product based on the management's final measurement of the weight and dimensions of the product and confirmation that the product meets the customer's specifications as agreed in the original customer's order. The Group grants a three-week period for customers to dispute product quality. Based on the Group’s assessment and past experiences, the rate of customer disputes are considered immaterial.

In the PRC, value added tax (“VAT”) of 17% on the invoice amount is collected with respect to the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the tax authorities.

(l)	Income taxes

The Group accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

The Group adopted FASB ASC Topic 740, "Income Taxes", which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

The Group recognizes interest and penalty related to income tax matters as income tax expense. As of December 31, 2011 and 2010, there was no penalty or interest recognized as income tax expenses.

(m)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. A determination of the amount of reserves and disclosures required, if any, for these contingencies are made after considerable analysis of each individual issue. The Group accrues for contingent liabilities when an assessment of the risk of loss is probable and can be reasonably estimated. The Group discloses contingent liabilities when the risk of loss is reasonably possible or probable. (See Note 22)

(n)	Earnings per share

Basic earnings per share are computed on the basis of the weighted-average number of shares of our common stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted-average number of shares of our common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury method. As of December 31, 2011, the Company had a total of 144,000 warrants outstanding which were granted to its underwriter during November 2009 in connection with the sale of 4,800,000 ordinary shares. The warrants may be exercised on or after August 9, 2010 and until November 9, 2014. As of December 31, 2011, all such warrants are deemed to be anti-dilutive since their exercise price is higher than the fair value the Company's common stock.

The following table sets forth the computation of basic and diluted net income per common share:

	For the Year ended
	2011	2010	2009

Net income	$57,620,552	$47,083,424	$43,448,278

Weighted average outstanding shares of common stock	56,297,652	43,891,670	33,751,844
Dilutive effect of Warrants	-	2,584,713	3,659,717
Dilutive effect of Unit Purchase Option granted to underwriters	-	179,338	263,918
Diluted weighted average outstanding shares	56,297,652	46,655,721	37,675,479

Earnings per common stock:
Basic	$1.02	$1.07	$1.29
Diluted	$1.02	$1.01	$1.15

(o)	Segment information

FASB ASC Topic 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements. The Group has only one segment, all of the Group's operations and customers are in the PRC and all income are derived from the sales of steel mill flat-rolled products. Accordingly, no geographic information is presented.

(p)	Economic and political risks

The Group's operations are conducted in the PRC. Accordingly, the Group's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Group's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

(q)	Recently issued accounting standards not yet adopted

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, or disclosures.

In September 2011, the Financial Accounting Standards Board ("FASB") amended Accounting Standards Codification ("ASC") 350, "Intangibles—Goodwill and Other". Under the amendment, an entity may assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If determined to be necessary, the two-step impairment test shall be used to identify potential goodwill impairment and measure the amount of a goodwill impairment loss to be recognized, if any. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this amendment will not have a material impact on the Company's consolidated financial statements.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.2011-05, “Comprehensive Income (Topic 220).” This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments’ in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income not do the amendments affect how earnings per share is calculated or presented. This ASU applied retrospectively and is effective for fiscal years and interim periods within years beginning after December 15, 2011, which for the Group means January 1, 2012. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Group’s financial position or results of operations.

In May 2011, the FASB amended ASC 820, "Fair Value Measurement." This amendment is intended to result in convergence between U.S. GAAP and International Financial Reporting Standards (“IFRS”) requirements for measurement of and disclosures about fair value. This guidance clarifies the application of existing fair value measurements and disclosures, and changes certain principles or requirements for fair value measurements and disclosures. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment will not have a material impact on the Company's consolidated financial statements.

(s)	Reclassifications

Certain reclassifications have been made to the financial statement presentations as of December 31, 2010 and for the year ended to correspond to the current year’s format. Total equity and net income are unchanged due to these reclassifications.

CASH	12 Months Ended
Dec. 31, 2011
CASH
3.	CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2011 and 2010 consists of the following:

	2011	2010

Bank balances and cash (a)	$364,731,170	$186,007,601
Less: Restricted cash (b)	(118,130,253)	(66,530,303)
	$246,600,917	$119,477,298
Non-current portion
Certificates of deposit (c )	$3,177,679	$-

(a)	Bank balances and cash

Unrestricted cash as of December 31, 2011 and 2010 was $246,600,917 and $119,477,298, respectively. As of December 31, 2011 and 2010, unrestricted cash of $234,778,502 and $113,719,383 was held respectively, in Renminbi on deposit with banks located in the PRC. Renminbi is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.

(b)	Restricted cash

As of December 31, 2011 and 2010 the Group's cash amounting to $118,130,253 and $66,530,303 respectively, were restricted and deposited in certain banks as security for notes payable to the banks.

(c)	Certificates of deposit

As of December 31, 2011, the Certificates of deposit were held in Renminbi on deposit with bank located in the PRC. The annual interest rate is 5%. The Certificates of deposit matures on December 12, 2014.

As of December 31, 2011, cash is classified by geographical areas is set out as follows:

	Bank balances		Certificates of
	and cash	Restricted Cash	deposit	2011

Hong Kong	$8,339,234	$-	$-	$8,339,234
United States	3,483,181	-	-	3,483,181
Mainland China	234,778,502	118,130,253	3,177,679	356,086,434
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

As of December 31, 2010, cash is classified by geographical areas is set out as follows:

	Bank balances and		Certificates of
	cash	Restricted Cash	deposit	2010

Hong Kong	$5,757,915	$-	$-	$5,757,915
United States	-	-	-	-
MainlandChina	113,719,383	66,530,303	-	180,249,686
	$119,477,298	$66,530,303	$-	$186,007,601

Maximum exposure to credit risk:

As of December 31, 2011, cash is denominated in the following currencies:

	Bank balances and		Certificates of
	cash	Restricted Cash	deposit	2011

USD	$11,821,253	$-	$-	$11,821,253
RMB	234,778,502	118,130,253	3,177,679	356,086,434
HKD	1,162	-	-	1,162
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

As of December 31, 2010, cash is denominated in the following currencies:

	Bank balances and		Certificates of
	cash	Restricted Cash	deposit	2010

USD	$5,744,923	$-	$-	$5,744,923
RMB	113,719,383	66,530,303	-	180,249,686
HKD	12,992	-	-	12,992
	$119,477,298	$66,530,303	$-	$186,007,601

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

The Group performs ongoing credit evaluations of its customers' financial conditions. The Group generally encourages its customers to use its products and settle the outstanding balance within credit terms. As of December 31, 2011 and 2010, the provision on accumulated allowance for doubtful accounts was $124,715 and $32,528 respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
5.	INVENTORIES

Inventories as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Raw materials	$10,967,758	$3,395,097
Work-in-process	3,007,200	1,404,362
Finished goods	10,488,184	2,202,818
	$24,463,142	$7,002,277

PREPAID PURCHASES	12 Months Ended
Dec. 31, 2011
PREPAID PURCHASES
6.	PREPAID PURCHASES
Prepaid purchases represent amounts prepaid to suppliers for the purchases of raw materials and accessories.

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES
7.	OTHER RECEIVABLES

Other receivables as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Advances to staff	$254,229	$18,916
Loan advanced to unrelated third parties	2,198,359	106,060
Standby guarantee fund	-	213,876
Warrant consideration receivable	-	1,352,180
Others	398,013	377,050
	$2,850,601	$2,068,082

Non-current portion (a)	$3,499,083	$-

Other receivables represent advances to staff and petty cash to department staff for daily expenditures. These amounts are interest free and with no fixed repayment terms.

As of December 31, 2011, $2,198,359 represented loans to unrelated third parties. There were no agreement signed with the third parties and the funds are non-interest bearing. The directors of the Group believe the outstanding balance is recoverable and that no allowance is considered necessary.

As of December 31, 2011, no cash was retained by the Company's warrant agent. $1,352,180 cash was retained by the Company’s warrant agent for 270,436 warrants exercised as of December 31, 2010.

(a)	As of December 31, 2011, $3,499,083 represented funds held by unrelated third parties to provide a standby guarantee for Henan Green to obtain additional bank loans. There was no agreement signed with the third parties and the funds are non-interest bearing. During 2012, additional $3.2M were advanced and $3.7M was repaid and the outstanding balance was $3,007,301 at March 31, 2012.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Buildings	$24,781,774	$7,902,125
Leasehold land improvement	21,878	20,864
Machinery and equipment	104,318,990	42,367,394
Vehicles	3,261,984	2,574,278
Office equipment	387,815	205,479
Construction in progress	14,696,770	49,199,036
	147,469,211	102,269,176
Less: Accumulated depreciation	(24,773,965)	(16,779,327)
	$122,695,246	$85,489,849

During the year, the Company's new production lines and plant which amounted $49,383,663 and $11,656,184 respectively were transferred to fixed assets from Construction in progress, these production lines and plant were placed in use in July 2011.

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $7,994,638, $3,149,314 and $2,792,547 respectively.

Construction in progress consists of the construction of a plant and production lines on 300 acres of land and the improvement project on the 300,000 tones production lines and plant facilities. The total construction in progress as at December 31, 2011 and 2010 was $14,696,770 and $49,199,036 respectively.

		Estimated cost
	Balance at December 31, 2011	to complete as of December 31, 2012	Estimated time to complete

Production lines	$13,664,024	$-	December, 2012
Plant	1,032,746	301,880	December, 2012
	$14,696,770	$301,880

The Company's subsidiary, Henan Green, signed an agreement to construct additional 100,000 metric tons of cold-rolled steel production capacity Construction and equipment installation was completed in the first quarter of 2012 . The new production line is subject to further testing and technical upgrades until the third quarter of 2012 when official production will be launched. Plant includes the decoration expenses incurred for the new plant and electricity system installation. It is expected to be completed before December 2012.

No depreciation has been provided for construction in progress.

LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
LAND USE RIGHT
9.	LAND USE RIGHT

Land use right as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Land use right, net	$13,807,056	$13,455,218

Land use right represents the value of land approved to the Company for industrial production purpose by the local government in Zhengzhou, People's Republic of China. The right will expire between June 30, 2053 to June 30, 2054 for the land with 58.6 acres (351.61 Chinese mu) and 50 acres (300 Chinese mu) respectively. Land use right payable for the 58.6 acres as of December 31, 2011 and 2010 was $1,404,926 and $10,203,404 respectively.

Buildings of staff accommodation and the R & D center are located on the land with 50 acres (300 Chinese mu). Payment of the land use right for the 50 acres was fully settled in 2009.

The Company acquired the land use right of 58.6 acres (351.61 Chinese mu) in February 2010. Although there is no payment schedule to settle the outstanding amount of $1,404,926 until the Company receives notification from the local government, the Company expects to fully settle the outstanding amount within 12 months.

Land use right is amortized using the straight-line method over the lease term of 43 to 50 years. The amortization expense for the years ended December 31, 2011, 2010 and 2009 were $322,638, $259,438 and $30,827 respectively. The total future amortization is as follows:

December 31,
2012	$330,458
2013	330,458
2014	330,458
2015	330,458
2016	330,458
Over 5 years	12,154,766
$13,807,056

Deposits
LAND USE RIGHT
10.	DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT

Deposit on acquisition of future land use right as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Deposit on acquisition of future land use right	$12,710,719	$2,143,939

The Company’s related party, Zhengzhou No. 2 Iron and Steel Company Limited ("Zhengzhou Company") owns a land use right with total 24.94 acres (151.4 Chinese mu). The Company's subsidiary, Henan Green, currently leases a part of the land use rights for 6.69 acres (40.60 Chinese mu) from Zhengzhou Company which was the former owner of Henan Green. The Company's existing production lines and warehouses are located on this parcel of land. For operation risk mitigation purpose, the Company has started the process of transferring the title of the land use right for the 24.94 acres (151.4 Chinese mu) from Zhengzhou Company.

To facilitate Zhengzhou Company's negotiation with local regulatory authorities on the transfer and in anticipation of the upfront payments associated with the transaction. On May 9, 2011, the Company passed a resolution to purchase the land use right from Zhengzhou Company with a total estimated consideration of $19.6 million. The final transfer price is to be further determined based on market-based valuation of the land value and calculation of associated value-added tax. As of December 31, 2011, the Company prepaid $12,710,719 to Zhengzhou Company. The remaining balance $6.9 million plus applicable taxes estimated at $242,300 will be paid after the transfer of title of land use right is completed.

No amortization has been provided for deposit on acquisition of future land use right as the application on transfer of the title of land use right has not been completed as of December 31, 2011. When title is transferred the annual amortization is estimated at $431,000 (RMB 2,711,000) per year.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE
11.	NOTES PAYABLE

Notes payable as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Classified by financial institutions:
China Citic Bank	$42,580,912	$19,696,970
Bank of Zhengzhou	9,533,040	3,030,303
Minsheng Bank of China	24,229,810	6,030,303
Guangdong Development Bank	14,299,560	12,121,212
Shanghai Pudong Development Bank	15,888,400	18,939,394
China Merchants Bank	16,523,936	6,060,606
China Everbright Bank	19,066,080	13,636,364
Bank of Luoyang	24,627,020	5,166,666
Bank of Communications	12,710,720	-
Bank of Pingdingshan	25,421,438	-
Bank of Xuchang	-	1,545,454
	$204,880,916	$86,227,272

	2011	2010
Additional information:
Maximum balance outstanding during the year	$204,880,916	$102,298,541
Interest expense	$3,342,011	$2,510,056
Finance charge per contract	0.05%-0.5%	0.05%
Weighted average interest rate	1.29%	1.43%

All notes payable are secured by from 30% to 100% corresponding restricted cash. When the restricted cash is not covered the note, inventories and third parties guarantees are further requested. As of December 31, 2011 and 2010, the Group's cash of $118,130,253 and $66,530,303 respectively were restricted for such purpose. All the notes payable have terms of six months. Local PRC banks had imposed few covenants on the Company’s subsidiary, Henan Green, which required the Company to notify the banks if the Company was not in compliance. The Company was not in compliance with its financial covenants during 2011. The terms of the Notes prohibit making advances or providing guarantees to other unrelated parties without prior consent of the bank. The bank may call the Notes since the Company was not in compliance with its financial covenants. The Banks have not called the Notes or assessed a penalty on the Company for these violations. The Company does not believe that any penalty will be assessed by the Banks for these covenant violations.

TERM LOANS	12 Months Ended
Dec. 31, 2011
TERM LOANS
12.	TERM LOANS

In order to provide working capital for operations, the Group entered into the following short term loan agreements as of December 31, 2011 and 2010:

	2011	2010

Classified by financial institutions:
China Citic Bank	$3,177,680	$1,515,152
China Merchants Bank	7,944,200	9,090,909
Bank of Zhengzhou	7,626,431	7,575,758
Shanghai Pudong Development Bank	11,121,880	10,606,061
Zhengzhou City Rural Credit Cooperative	-	757,576
Bank of Communications	-	1,515,151
Bank of Luoyang	9,533,040	9,090,909
Bank of Xuchang	4,766,520	3,939,393
	$44,169,751	$44,090,909

Additional information:
Maximum balance outstanding during the year	$44,884,729	$49,812,171
Interest expense	$2,912,292	$2,434,768
Range of interest rate	0.347% - 0.868%	0.425-0.84%
Weighted average interest rate	3.27%	3.02%

All term loans are fixed term loans with a period of 12 months or less. Local PRC banks had imposed covenant on the Company’s subsidiary, Henan Green For those loan facilities obtained from banks, all these terms loans are either guaranteed and secured by Henan Green's fixed assets, including its machinery and land use right, or guaranteed and secured by a related party, Zhengzhou Company's land and plant properties, or guaranteed by Henan Green’s director or other third parties. The Company was not in compliance with its financial covenants during 2011. The terms of the bank loans prohibit making advances or providing guarantees to other unrelated parties without prior consent of the bank. The bank may call the loans since the Company was not in compliance with its financial covenants. The Banks have not called the loans or assessed a penalty on the Company for these violations. The Company does not believe that any penalty will be assessed by the Banks for these covenant violations.

A summary of the principal payments for the outstanding term loans during the following fiscal year is as follows:

			Principal payment	Total outstanding
Name of bank	Collateral	Term of loans	due during 2011	loan amount

China Citic Bank	Secured by Henan Green's fixed assets	July 15, 2011 to Apr 14, 2012	$794,420	$794,420
China Citic Bank	Secured by Henan Green's fixed assets	August 2, 2011 to Apr 14, 2012	794,420	794,420
China Citic Bank	Secured by Henan Green's fixed assets	October 27, 2011 to May 16, 2012	1,588,840	1,588,840
China Merchants Bank	Guaranteed by third party and Mingwang Lu	September 21, 2011 to September 21, 2012	3,177,680	3,177,680
China Merchants Bank	Guaranteed by third party and Mingwang Lu	September 29, 2011 to September 29, 2012	4,766,520	4,766,520
Bank of Zhengzhou	Guaranteed by Zhengzhou No. 2 Iron and Steel Company Limited, Mingwang Lu	August 31,2011 to August 31, 2012	4,766,520	4,766,520
Bank of Zhengzhou	Secured by Henan Green's fixed asset	August 31,2011 to August 31, 2012	2,859,911	2,859,911
Shanghai Pudong Development Bank	Secured by Henan Green's land	March 16, 2011 to March 15, 2012	1,588,840	1,588,840
Shanghai Pudong Development Bank	Guaranteed by third party	November 29, 2011 to November 28, 2012	4,766,520	4,766,520

Name of bank	Collateral	Term of loans	Principal payment due during 2011	Total outstanding loan amount

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	December 1, 2011 to November 30, 2012	4,766,520	4,766,520
Bank of Luoyang	Guaranteed by third party	May 13 , 2011 to May 12, 2012	4,766,520	4,766,520
Bank of Luoyang	Guaranteed by third party	September 14, 2011 to September 13, 2012	4,766,520	4,766,520
Bank of Xuchang	Guaranteed by third party	May 6, 2011 to April 25, 2012	4,766,520	4,766,520
			$44,169,751	$44,169,751

ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES AND OTHER PAYABLES
13.	ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Accrued expenses	$4,019,395	$2,963,644
Other payables	10,600,561	361,548
Other tax payables	656,060	856,155
	$15,276,016	$4,181,347

Other tax payables represent payables other than income tax which consist of value added tax and city maintenance and construction tax.

Other payables represent payables to purchase of machinery and equipment of fixed assets and other payables. Payables to purchase of machinery and equipment were $9,753,549 as of December 31, 2011.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
14.	STOCKHOLDERS’ EQUITY

(a)	Capital

The Company was established in the British Virgin Islands ("BVI") on March 11, 2008 as a limited liability company. During March 2009, the Company amended its memorandum of association by effecting a stock split resulting in the issuance of 29,999,999 shares and increasing the total authorized shares to 100,000,000. Accordingly, immediately after this amendment of its memorandum of association, the Company had 30,000,000 shares outstanding.

A unit purchase option to purchase 600,000 units, each at $6.60 consisting of one share of common stock and two warrants see the table included in this note. The unit purchase option was not exercised and expired on March 21, 2011.

During the year ended December 31, 2010, 2,142,959 warrants were exercised, for which the Company received proceeds of $10,714,795.

From January 1 to March 31, 2011, 13,294,775 warrants were exercised, for which the Company received proceeds of $66,473,875.

On June 4, 2010, the Company completed a private placement in which the Company sold to certain investors 3,303,771 ordinary shares at a price per share of $5.70, for an aggregate purchase price of $18,831,495, pursuant to a securities purchase agreement dated the same date. The foregoing issuance was made in reliance upon exemptions provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering and Regulation D promulgated thereunder. The Company netted proceeds amounting to $17,967,818, offering fees and other fees amounted to $863,676.

The Board of Directors and the Compensation Committee of the Company adopted the China Gerui Advanced Materials Group Limited 2010 Share Incentive Plan (the "Plan") on November 16, 2010. The Plan became effective on the date of its adoption, subject to approval by the Company’s shareholders within 12 months. At the Company’s annual shareholders meeting hold on December 8, 2010, the Company’s shareholders approved the adoption of the 2010 Plan.

Up to 3,500,000 of the Company’s ordinary shares may be issued under the Plan (subject to adjustment as described in the Plan). The Plan permits the grant of Nonqualified Share Options and Restricted Share Awards to employees, directors, and consultants of the Company and its affiliates.

In connection with the adoption of the Plan, the Board of Directors and Compensation Committee also approved forms of Share Option Agreement for employees and directors (collectively, the “-Forms of Option Agreement-”) and form of Restricted Share Award Agreement (the “-Form of Share Award Agreement-”) that will be utilized by the Company to grant options and restricted shares under the Plan.

No Options were exercisable, and no Share Awards or ordinary shares were issuable under the Plan unless and until the Plan was approved by the shareholders of the Company. In the event that the shareholders of the Company had not approved the Plan within such 12 months period, the Plan and any previously granted Option would have terminated.

The Company also granted in connection with its November 2009 public offering the Underwriter Representative (and its designees) a warrant (the “Underwriter Representative Warrant”) for the purchase of an aggregate of 144,000 ordinary shares (the “Warrant Shares”) for an aggregate purchase price of $100.00. The Underwriter Representative Warrant may be exercised in full or part to purchase Warrant Shares at an initial exercise price of $6.00 per share. The Underwriter Representative Warrant is exercisable from August 9, 2010 to November 9, 2014. The fair value of warrants amounted to approximately $108,878 which was calculated by using Black Scholes Option Calculator. Such amount has been recorded through the equity accounts having to impact on stockholders' equity. The fair value of each of warrant was estimated using the following assumptions:

A summary of all warrants outstanding as of December 31, 2011 and 2010 and actions relating thereto during the years then ended is presented below:

	2011	2010

Expected volatility	60.00%	44.80%
Expected term (in years)	2.9	4
Risk free rate	0.36%	1.02%

A summary of all warrants outstanding as of December 31, 2011 and 2010 are presented below:

	Warrants	Exercise Price	Terms

Issued on March 17, 2009	17,266,667	$5.00	2 years
Granted	144,000	6.00	4¼ years
Exercised	(76,600)	5.00	2 years
Outstanding as of December 31, 2009	17,334,067
Exercised	(2,142,959)	5.00	-
Outstanding as of December 31, 2010	15,191,108
Exercised	(13,294,775)	5.00	-
Expired	(1,752,333)
Outstanding as of December 31, 2011	144,000	6.00	2.9 years

During the year ended December 31, 2011, the Company issued 13,294,775 shares in connection with the exercise of 13,294,775 warrants which yielded net proceeds to the Company of $66,473,875.

On April 1, 2011, the Company's Board of Directors passed a board resolution and announced that the Company would repurchase its shares in the open market. From May to December, 2011, the Company repurchased 1,176,898 shares at a cost of $4,516,744.

(b)	Retained Earnings

Retained earnings as of December 31, 2011 and 2010 consist of the following

	2011	2010

Retained earnings	$128,896,723	$77,939,504
Statutory surplus reserves	8,246,235	1,582,902
	$137,142,958	$79,522,406

In accordance with PRC Company Law, the Group is required to allocate at least 10% profit to the statutory surplus reserve. Appropriation to the statutory surplus reserve by the Group is based on profit arrived under PRC accounting standards for business enterprises for each year.

The profit arrived at must be set off against any accumulated losses sustained by the Group in prior years, before allocation is made to the statutory surplus reserve. Appropriation to the statutory surplus reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory surplus reserve reaches 50% of the registered capital. This statutory surplus reserve is not distributable in the form of cash dividends.

As of December 31, 2011, the Group's subsidiary, Henan Green, allocated $6,663,333 which was the 10% of net profits of the year ended December 31, 2011 to the statutory surplus reserves.

A supplemental information of the movement of statutory surplus reserves and registered capital of Henan Green as of December 31, 2011 and 2010 are as follow:

	Statutory surplus	Registered	Percentage
	reserves	capital	Reached

At December 31, 2010	$1,582,902	$43,605,726	4%

Increase in registered capital	-	39,998,218
Statutory surplus reserves transferred from net profits	6,663,333	-
At December 31, 2011	$8,246,235	$83,603,944	10%

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
15.	INCOME TAXES

All of the Company's income is generated in the PRC.

	For the Year ended
	2011	2010	2009

Current income tax expense	$21,961,627	$15,937,143	$14,751,569

The Group's income tax provision in respect of operations in PRC is calculated at the applicable tax rates on the estimated assessable profits for the year based on existing legislation, interpretations and practices in respect thereof. The standard tax rate applicable to the Group changed from 33% to 25%, effective on January 1, 2008.

A reconciliation of the expected income tax expense to the actual income tax expense for the years ended December 31, 2011, 2010 and 2009 are as follow:

	For the Year ended
	2011	2010	2009

Income before tax	$79,582,179	$63,020,567	$58,199,847

Expected PRC income tax expense at statutory tax rate of 25%	19,895,544	15,755,141	14,549,961

Income not subject to PRC tax	-	56,949	-

Non deductible tax expenses	2,066,083	125,053	201,608
Actual income tax expense	$21,961,627	$15,937,143	$14,751,569

The PRC tax system is subject to substantial uncertainties and has been subject to recently enacted changes, the interpretation and enforcement of which are also uncertain. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group to substantial PRC taxes in future.

The new PRC income tax law imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China (5% withholding income tax for dividends paid to HK companies). Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign investment enterprises are subject to the withholding tax beginning January 1, 2008. All of the Group’s income is generated in the PRC, through Henan Green. The Company considers undistributed earnings of Henan Green as of December 31, 2011, to be permanently reinvested in the PRC. As a result, no deferred tax expense and deferred liability recorded for dividend withholding tax.

No deferred tax liability has been provided as the amount involved is immaterial. The Group has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions.

For the year ended December 31, 2011, 2010 and 2009, there was no unrecognized tax benefit. Management does not anticipate any potential future adjustments in the next twelve months which would result in a material change to its financial tax position. As of December 31, 2011 and 2010, the Group did not accrue any interest and penalties.

SUNDRY INCOME	12 Months Ended
Dec. 31, 2011
SUNDRY INCOME
16.	SUNDRY INCOME

Sundry income for the years ended December 31, 2011, 2010 and 2009 consist of the following:

	For the Year ended
	2011	2010	2009

Local government subsidies	$449,786	$227,797	$87,844
Transferred from receipts in advance, accounts payable and other receivables	11,835	542	83,772
Subcontracting income	19,565	-	69,567
Others	121,061	41,901	52,648
	$602,247	$270,240	$293,831

During the years ended December 31, 2011, 2010 and 2009 the Group received special one time subsidies from local government of Zhengzhou, China amounting to $449,786, $227,797 and $87,844 for its advance technology in manufacturing precision steel mill flat-rolled products. The subsidy is not a continuing nature and depends on the local government's policy announced within a valid period.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

The Company’s subsidiary, Henan Green, entered into a rental agreement for land use right with Zhengzhou Company, the former owner of Henan Green, from January 1, 2008 to December 31, 2027. Rental paid to Zhengzhou Company for the years ended December 31, 2011, 2010 and 2009 were $11,428, $9,909 and $8,916 respectively.

The Company’s related party, Zhengzhou Company owns a land use right with total 24.94 acres (151.4 Chinese mu), the Company currently leases a part of the land use right for 6.69 acres (40.60 Chinese mu) from Zhengzhou Company. The Company's existing production lines and warehouses are located on this parcel of land. For operation risk mitigation purpose, the Company has started the process of title transfer of the existing land use right to 24.94 acres (151.4 Chinese mu) from Zhengzhou Company. To facilitate Zhengzhou Company's negotiation with local regulatory authorities on the transfer and in anticipation of the upfront payments associated with the transaction, the Company prepaid $12,710,719 to Zhengzhou Company as of December 31, 2011. The final transfer price is to be further determined based on market-based valuation of the land value and calculation of associated value-added tax.

On August 24, 2011, the subsidiary Henan Green Complex Materials Co., Ltd (“Henan Green”) entered into a Memorandum of Understanding (MOU) with a potential joint venture partner located outside of China. In connection with the MOU the Board authorized the Company to deposit $5,000,000 as a good faith deposit. The funds were deposited in August, 2011 with an overseas bank in the name of the Company’s CEO. The $5,000,000 was returned to the Company on December 13, 2011 since it was decided not to pursue such joint venture arrangement.

In March, 2011, the Company paid $1.5 million and $3.5 million to Oasis Green Investments Limited and Plumpton Group Limited, respectively, in accordance with the Company’s original Merger Agreement and following the exercise of aggregate over 96% of the public warrants. Under the Merger Agreement, Oasis, one of the Original Shareholders and which is owned by Ms. Yuying Lu, the daughter of our Chairman and CEO, Mr. Mingwang Lu, and Plumpton, also one of the Original Shareholders, were entitled to receive an aggregate of $5 million in the event that at least 75% of the outstanding warrants were exercised at an exercise price not less than $5.00 per share. It was agreed to the payment obligation under the Merger Agreement as an incentive to Oasis and Plumpton to execute the Merger Agreement and approve the related merger between the Company and COAC. The remaining $0.7 million of that $5.7 million warrant expense was the professional fees paid during the warrant exercise.

SIGNIFICANT CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
SIGNIFICANT CONCENTRATIONS
18.	SIGNIFICANT CONCENTRATIONS

Our credit risk is somewhat limited due to a relatively large customer base and its dispersion across geographic areas of the PRC. During the years ended December 31, 2011 and 2010, the Company had no customer which accounted for 10% or more of total revenue. As of December 31, 2011, the Company had one customer which accounted for approximately 12% of total accounts receivable. As of December 31, 2010, the Company had one customer which accounted for approximately 81% of total accounts receivable.

All of the Group's suppliers are located in the PRC. During the year ended December 31, 2011, the Company had three suppliers which each accounted for approximately 43%, 25% and 11% of total purchases, respectively. During the year ended December 31, 2010, the Company had three suppliers which each accounted for approximately 30%, 24% and 12% of total purchases, respectively. As of December 31, 2011, the Company had two suppliers which accounted for approximately 55% and 18%, respectively of total accounts payable. As of December 31, 2010, the Company had two suppliers which accounted for approximately 19% and 16% respectively of total accounts payable.

FOREIGN OPERATIONS	12 Months Ended
Dec. 31, 2011
FOREIGN OPERATIONS
19.	FOREIGN OPERATIONS

Operations

All of the Group’s operations are carried out and all of its assets are located in the PRC. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC. The Group’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency fluctuation and remittances and methods of taxation, among other things.

Dividends and reserves

Under laws of the PRC, net income after taxation can only be distributed as dividends after appropriation has been made for the following: (i) cumulative prior years' losses, if any; (ii) allocations to the "Statutory Surplus Reserve" of at least 10% of net income after tax, as determined under PRC accounting rules and regulations, until the fund amounts to 50% of the registered capital of the Company’s subsidiary, Henan Green; (iii) allocations of 5-10% of income after tax, as determined under PRC accounting rules and regulations, to Henan Green's "Statutory Common Welfare Fund", which is established for the purpose of providing employee facilities and other collective benefits to employees in China; and (iv) allocations to any discretionary surplus reserve, if approved by equity stockholders.

The registered capital of the Company's subsidiary, Henan Green, has been increased to $83.6 million as of December 31, 2011, according to the PRC law, Henan Green is required to transfer 10% of its net profit to the statutory surplus reserve till reaches 50% of its total registered capital (i.e approximately $41.8 million).

OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2011
OPERATING LEASE COMMITMENTS
20.	OPERATING LEASE COMMITMENTS

Rental expense for obligations under operating leases was $26,938 (RMB173,689) and $24,701 (RMB166,990) for the years ended December 31, 2011 and 2010 respectively. The total future minimum lease payments under non-cancellable operating leases with respect to premises as of December 31, 2011 are payable as follows:

Years Ended
December 31,	Leasehold	Reservoir rental	Total
2012	$12,879	$15,888	$28,767
2013	14,167	15,888	30,055
2014	15,583	15,888	31,471
2015	17,142	15,888	33,030
2016	18,856	15,888	34,744
Over five years	384,363	270,096	654,459
	$462,990	$349,536	$812,526

Land use right is granted by Zhengzhou No.2 Iron and Steel Company Limited, who sub-lets a part of its land with 6.69 acres (40.60 Chinese mu) to Henan Green for use. The rental period is from January 1, 2008 to December 31, 2027. Annual rental paid for the land use right is about $8,781 (RMB 60,900) for the period of January 1, 2005 to December 31, 2009. The rental payment will increase by 10% annually from 2010 onwards (RMB 66,990 for 2010). Such related party commitments are included in the above table.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

One new financial guarantee agreement

On January 13, 2012, the Company's subsidiary, Henan Green, signed a financial guarantee agreement with Bank of communications. Under the agreement, Henan Green acting as a guarantor for Henan Xinye Textile Co., Ltd., a non-related company of the Group. Under the agreement, Henan Green is contingent as guarantor with maximum potential amount of future payment approximately $4.8 million. The guarantee is effective through 2 years after the loan period.

CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2011
CONTINGENCIES AND COMMITMENTS
22.	CONTINGENCIES AND COMMITMENTS

The Group had the following contingencies and commitments as of December 31, 2011:

Guarantee

On June 28, 2011, the Company's subsidiary, Henan Green, entered into a mutual financial guarantee agreement with Henan Xinye Textile Co., Ltd., a non-related company. Under the agreement, both companies are contingent as guarantor with maximum potential amount of future payment approximately of $4.8 million, plus interest accrued, legal fee, disbursement and any other compensation expense accrued. The guarantee is effective through December 31, 2012.

On October 31, 2011, the Company's subsidiary, Henan Green, entered into a financial guarantee agreement with Zhengzhou Aluminium Industry Co., Ltd., a non-related company, arranged by China Citic Bank. Under the agreement, Henan Green acts as a guarantor for Zhengzhou Aluminium Industry Co., Ltd. Under the agreement, Henan Green is contingent as guarantor with maximum potential amount of future payment approximately $2.4 million, plus interest accrued, legal fee, disbursement and any other compensation expense accrued. The guarantee is effective through September 7, 2014.

On November 4, 2011, the Company's subsidiary, Henan Green, entered into a financial guarantee agreement with Do-Fluoride Chemicals Co., Ltd, a non-related company. Under the agreement, Do-Fluoride Chemicals Co., Ltd is contingent as a guarantor for Zhengzhou Aluminium Industry Co., Ltd with a maximum potential amount of future payment approximately of $4.0 million and Henan Green also agreed to guarantee the future payment of Zhengzhou Aluminium Industry Co., Ltd for Do-Fluoride Chemicals Co., Ltd. The guarantee is effective through November 3, 2013.

The Company believes that Zhengzhou Aluminium Industry Co.Ltd. has expierenced financial difficulties in 2011 and may not be able to perform on either its payments to the bank or its guarantees. If Zhengzhou Aluminium Industry Co. Ltd is unable to repay its debt or guarantee The Company may be required to pay up to $6.4 million related to those debts. No provision has been made in these financial statements for this obligation as the Company has not been called upon to date to perform under its guarantee.

Legal proceedings or claims

As of December 31, 2011 and 2010, the Group’s management has evaluated all such proceedings and claims, and determined that the Group was not subject to any loss contingencies either for legal proceedings or claims. In addition, the management has not become aware of any product liability claims arising during the years ended December 31, 2011 and 2010; therefore, the Group has not recognized a liability for product liability claims.

Employment Agreements

The Company has entered into employment agreements with three executive officers. Annual minimum compensation for the terms of the employment agreements is as follows:

2012	$820,000
Total	$820,000

If an executive’s employment is terminated for any reason prior to the expiration of the employment term, he shall be entitled to payment of (i) any earned but unpaid portion of the Base Salary, (ii) any unpaid Bonus that the Company has been declared to be payable in respect of a fiscal year prior to the year in which the Date of Termination occurs, (iii) any amounts due and payable under the Company’s existing benefits plans, (iv) unreimbursed business expenses, in each case with respect to the period ending on the Date of Termination, and (v) severance payment in cash which is equal to six (6) month of Base Salary at the then current Base Salary rate.

Total compensation charged to operations during the years ended December 31, 2011, 2010, and 2009 related to these employment contracts were $735,000, $675,000, and $135,000, respectively.

CONDENSED PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
CONDENSED PARENT COMPANY FINANCIAL INFORMATION
23.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

CONDENSED BALANCE SHEETS
	December 31,
	2011	2010
Assets
Cash	$11,621,907	$5,552,387
Prepayment	-	100,000
Other receivables	-	1,352,180
Investments in subsidiaries	286,912,377	160,813,883
Total assets	$298,534,284	$167,818,450

Liabilities and Stockholders'' Equity
Current liabilities
Accrued liabilities and other payables	$106,448	$6,448
Total liabilities	106,448	6,448

Stockholders' Equity
Common stock	140,418,118	73,944,243
Additional paid in capital	6,930,944	6,930,944
Treasury stock	(4,516,744)	-
Retained earnings	137,142,958	79,522,406
Subscriptions receivable	-	-
Accumulated other comprehensive income	18,452,560	7,414,409
Total stockholders' equity	298,427,836	167,812,002
Total liabilities and stockholders' equity	$298,534,284	$167,818,450

CONDENSED STATEMENT OF INCOME

	For the Year ended
	December 31,
	2011	2010	2009

General and administrative expenses	$(9,439,791)	$(2,059,737)	$(861,388)
Equity income of subsidiaries	67,060,343	49,143,161	44,309,666
Net income	$57,620,552	$47,083,424	$43,448,278

CONDENSED STATEMENT OF CASH FLOWS

	For the Year ended
	December 31,
	2011	2010	2009

Net cash used in operating activities	$(7,887,611)	$(3,511,915)	$(854,941)
Net cash used in investing activities	(48,000,000)	(25,500,000)	(20,000,000)
Net cash provided by financing activities	61,957,131	28,682,613	26,736,630
Cash as of January 1	5,552,387	5,881,689	-
Cash as of December 31	$11,621,907	$5,552,387	$5,881,689

QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)
24.	QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)

	2011
	March 31	June 30	September 30	December 31

Revenue:
Steel mill flat-rolled products	$62,676,359	$86,091,053	$101,073,420	$91,937,463
Cost of revenue	(44,713,355)	(62,516,645)	(69,018,246)	(63,951,432)
Gross Profit	17,963,004	23,574,408	32,055,174	27,986,031

Operating expenses:
General and administrative expenses	(1,915,297)	(2,477,658)	(2,750,140)	(3,564,323)
Selling and marketing expenses	(308,134)	(251,364)	(602,364)	(472,370)
Warrant compensation expenses	(5,700,000)	-	-	-
Total operating expenses	(7,923,431)	(2,729,022)	(3,352,504)	(4,036,693)

Operating income	10,039,573	20,845,386	28,702,670	23,949,338

Other income (expenses)
Interest income	255,573	690,156	425,824	541,538
Interest expenses	(2,839,082)	(1,970,324)	(621,145)	(1,039,575)
Sundry income	11,957	29,095	401,884	159,311
	7,468,021	19,594,313	28,909,233	23,610,612
Income tax expense	(3,472,797)	(5,551,183)	(7,518,632)	(5,419,015)

Net income attributable to common stockholders	$3,995,224	$14,043,130	$21,390,601	$18,191,597

Net income per share
- Basic	$0.08	$0.24	$0.37	$0.32

- Diluted	$0.08	$0.24	$0.37	$0.32

Weighted average common shares outstanding
- Basic	49,121,935	59,217,040	58,428,146	56,297,652

- Diluted	49,121,935	59,217,040	58,428,146	56,297,652